Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	September 30, 2021 (Unaudited)	March 31, 2021

Accrued payroll and welfare	$671,285	$463,232
Other payable for leasehold improvements	1,474,377	1,532,075
Accrued professional service expenses	308,211	231,992
Other current liabilities	906,983	819,677
Total	$3,360,856	$3,046,976